Derivative financial instruments and Short positions (Details 15) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Hedge Item Cost [Abstract]
Assets		R$ 19,678,934	R$ 25,697,292	R$ 27,858,923
Lending Operations - Financing and Export Credit and Imports	[1],[2]	10,113,706	8,295,191	10,816,780
Loans and Receivables	[1],[2],[3]	6,704,113	9,972,640	13,870,897
Financial Assets Measured at Amortized Cost	[2]	0	354,315	529,997
Brazilian Foreign Debt Bonds	[4]	894,331	809,660	701,300
Available for sale - Promissory Notes - NP	[2],[3]	1,653,969	1,194,266	1,939,949
Government Securities -LFT	[5]	312,815	5,071,220	0
Liabilities		0	0	(1,332,972)
Foreign Borrowings	[2]	R$ 0	R$ 0	R$ (1,332,972)

[1]	Operations with maturity dates between January 2019 and February 2022 (12/31/2017 - operations with maturity dates between January 2018 and September 2022 and 12/31/2016 - operations with maturity dates between January 2017 and December 2025), which hedge objects are credit operations with credit entities.
[2]	Operations with maturity dates between January 2019 and September 2022 (12/31/2017 - operations with maturity dates between January 2018 and December 2020), which hedge objects are funding operations represented by Certificates of Interfinance Deposits - CDI, Bill of Exchange - LC and Financial Letter - LF.
[3]	Operations with maturity dates between April 2019 and February 2020 (12/31/2017 - operations with maturity dates between January and April, 2018), which hedge objects in 2018 are loans and in 2017 are securities represented by promissory notes.
[4]	Operation with maturity date as April 1st, 2021 (12/31/2017 - operation with maturity date as April 1st, 2021), which hedge objects are securities represented by Brazilian external bonds.
[5]	Operations with maturity dates between February 2019 and December 2028 (12/31/2017 - operations with maturity dates between February 2018 and November 2026 and 12/31/2016 - operations with maturity dates between January 2017 and January 2018) and updated amount of R$16,738,641 (31/12/2017 - R$16,811,747 and 31/12/2016 - R$29,164,917) where the operations are derivatives future contracts in Dolar, DI and DDI. Those derivatives combined with trade finance operations are used to hedge the following objects: credit operations - import and export financing, loans, other credit operations and securities represented by promissory notes.